Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Retained Earnings / (Accumulated Deficit) [Member]
Balance at Dec. 31, 2010	$ 324,564	$ 545	$ 351,295	$ (27,276)
Balance, shares at Dec. 31, 2010		54,536,423
Restricted Stock Units (note 16)	565		565
Class A shares issued (notes 14, 16)		4	(4)
Class A shares issued, shares (notes 14,16)		333,511
Net income for the year	9,071			9,071
Balance at Dec. 31, 2011	334,200	549	351,856	(18,205)
Balance, shares at Dec. 31, 2011		54,869,934
Restricted Stock Units (note 16)	460		460
Class A shares issued, shares (notes 14,16)		17,886
Net income for the year	31,928			31,928
Balance at Dec. 31, 2012	366,588	549	352,316	13,723
Balance, shares at Dec. 31, 2012		54,887,820
Restricted Stock Units (note 16)	360		360
Class A shares issued (notes 14, 16)
Class A shares issued, shares (notes 14,16)		32,070
Net income for the year	32,518			32,518
Balance at Dec. 31, 2013	$ 399,466	$ 549	$ 352,676	$ 46,241
Balance, shares at Dec. 31, 2013		54,919,890